Rule 497(e)
                                               File Nos. 033-00500 and 811-04418

                         CALIFORNIA INVESTMENT TRUST II

                       Supplement dated September 11, 2003

                     To the Prospectus dated January 1, 2003


Effective August 22, 2003, Phillip McClanahan is the portfolio manager of Short-Term U.S. Government Bond Fund, the U.S. Government Securities Fund, and The United States Treasury Trust.